Supplementary Financial Statements Information - Schedule of Selling, Marketing, General and Administrative Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Selling, Marketing, General and Administrative Expenses [Abstract]
Total Selling, marketing, general and administrative expenses	$ 335,151	$ 326,375	$ 317,956
Wages and related expenses [Member]
Schedule of Selling, Marketing, General and Administrative Expenses [Abstract]
Total Selling, marketing, general and administrative expenses	224,456	223,351	214,118
Depreciation and amortization [Member]
Schedule of Selling, Marketing, General and Administrative Expenses [Abstract]
Total Selling, marketing, general and administrative expenses	53,194	51,632	49,556
Subcontractors [Member]
Schedule of Selling, Marketing, General and Administrative Expenses [Abstract]
Total Selling, marketing, general and administrative expenses	9,172	11,271	11,701
Advertising [Member]
Schedule of Selling, Marketing, General and Administrative Expenses [Abstract]
Total Selling, marketing, general and administrative expenses	16,059	16,959	19,412
Maintenance and other expenses [Member]
Schedule of Selling, Marketing, General and Administrative Expenses [Abstract]
Total Selling, marketing, general and administrative expenses	$ 32,270	$ 23,162	$ 23,169